Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Third parties	1,096,564	1,410,009	2,962,502	1,590,955
Related parties	269,706	346,800	616,800	233,280
Accounts receivable	1,366,270	1,756,809	3,579,302	1,824,235

For the fiscal years ended December 31, 2025, 2024 and 2023, the Company did not record any allowance for expected credit losses. For the fiscal year ended December 31, 2025, the Company wrote off bad debts amounting to S$183,570 (approximately US$142,762), which were charged to the consolidated statements of operations. No bad debts were written off in the fiscal year ended December 31, 2024 and 2023.

The Company evaluates the collectability of accounts receivable on an ongoing basis in accordance with Accounting Standards Codification Topic 326, Financial Instruments—Credit Losses. The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecast economic and market conditions. Accounts receivables are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

Receivables from related parties are subject to the same credit risk assessment and expected credit loss methodology as those from third parties.

As of December 31, 2025, 2024 and 2023, the aging analysis of accounts receivable, based on past due date is as follows:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Days past due:
Not past due	371,131	477,216	1,055,606	531,946
< 30 days	20,763	26,698	497,670	491,723
31-60 days	389,499	500,835	1,165,805	89,815
61-90 days	-	-	7,630	155,386
> 90days	584,877	752,060	852,591	555,365
	1,366,270	1,756,809	3,579,302	1,824,235

While a significant portion of trade receivables as of December 31, 2025 are aged over 90 days, these balances primarily represent certified work billings to long-standing customers. Settlement periods for such receivables often exceed 90 days and are consistent with industry practices. These customers have established payment histories, and based on historical collection experience and the absence of disputes, management believes the balances are recoverable and that recognition of an expected credit loss is not required.